UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21729

Name of Fund:    BlackRock Global Opportunities Equity Trust (BOE)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Opportunities Equity Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.4%
YPF SA — ADR (a)	124,900	$4,418,962
Belgium — 1.5%
Anheuser-Busch InBev NV	153,559	16,574,006
Canada — 2.2%
Enbridge, Inc.	122,700	6,014,871
MEG Energy Corp. (a)(b)	288,000	10,327,693
Suncor Energy, Inc. (a)	185,800	7,628,987

		23,971,551
China — 2.0%
Baidu, Inc. — ADR (a)(b)	46,300	10,003,115
Beijing Enterprises Water Group Ltd.	10,224,000	6,644,853
Ping An Insurance Group Co. of China Ltd., Class H	604,500	5,136,437

		21,784,405
Denmark — 1.2%
ISS A/S (b)	107,059	3,432,794
Novo Nordisk A/S, Class B	221,700	10,205,336

		13,638,130
France — 3.1%
Schneider Electric SE	69,900	5,924,466
Societe Generale SA	159,120	7,988,196
Unibail-Rodamco SE — REIT	30,600	8,214,119
Vivendi SA	506,450	12,710,988

		34,837,769
Germany — 3.3%
Bayer AG	63,000	8,310,087
Daimler AG	145,000	11,965,182
Henkel AG & Co. KGaA	98,100	10,908,714
Telefonica Deutschland Holding AG	687,800	5,377,576

		36,561,559
Greece — 0.7%
Alpha Bank AE (b)	10,299,521	8,229,701
Hong Kong — 1.7%
AIA Group Ltd.	2,673,500	14,323,010
Melco Crown Entertainment Ltd. — ADR (a)	144,800	4,807,360

		19,130,370
India — 1.2%
HDFC Bank Ltd.	660,372	9,516,274
ITC Ltd.	726,142	4,271,847

		13,788,121
Indonesia — 1.0%
Global Mediacom Tbk PT	32,923,100	5,410,019
Matahari Department Store Tbk PT	4,651,623	5,787,266

		11,197,285
Ireland — 1.5%
Green REIT PLC (b)	9,547,289	16,108,174

Common Stocks	Shares	Value
Italy — 1.0%
Banca Generali SpA (a)	291,290	$8,135,061
Moncler SpA (a)	222,400	3,359,328

		11,494,389
Japan — 5.7%
Kenedix Office Investment Corp. — REIT	990	5,376,241
Mitsubishi Estate Co. Ltd.	442,000	10,808,262
Mitsubishi UFJ Financial Group, Inc.	2,932,400	17,293,254
Nabtesco Corp.	250,300	5,655,061
SMC Corp.	31,300	8,641,261
SoftBank Corp.	145,900	10,488,498
Tokyo Tatemono Co. Ltd.	662,300	5,656,597

		63,919,174
Mexico — 0.5%
Cemex SAB de CV — ADR (b)	453,592	5,697,116
Netherlands — 1.3%
Royal Dutch Shell PLC — ADR	173,100	14,164,773
New Zealand — 0.6%
Xero Ltd. (Acquired 10/15/13, Cost $5,317,368) (b)(c)	350,000	7,177,295
Norway — 0.3%
Statoil ASA	125,700	3,591,824
Panama — 0.8%
Copa Holdings SA, Class A (a)	57,800	8,778,086
Peru — 0.5%
Credicorp Ltd. (a)	40,700	6,020,344
South Africa — 1.3%
Naspers Ltd., N Shares	115,900	14,253,050
South Korea — 1.9%
Hyundai Development Co.-Engineering & Construction	193,300	7,278,017
NAVER Corp.	7,620	5,441,036
Samsung Electronics Co. Ltd.	6,060	7,842,939

		20,561,992
Spain — 1.9%
NH Hotel Group SA (b)	2,256,849	12,202,756
Sacyr SA (b)	1,582,242	8,919,357

		21,122,113
Sweden — 2.1%
Nordea Bank AB	1,025,758	13,756,209
Svenska Cellulosa AB SCA, Class B	400,127	9,853,548

		23,609,757
Switzerland — 2.8%
Actelion Ltd.	65,100	7,818,897
Novartis AG	139,600	12,145,011
Roche Holding AG	38,870	11,280,297

Portfolio Abbreviations

ADR	American Depositary Receipt	GBP	British Pound	REIT	Real Estate Investment Trust
CAD	Canadian Dollar	HKD	Hong Kong Dollar	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	USD	U.S. Dollar
DKK	Danish Krone	KRW	Korean Won	ZAR	South African Rand
EUR	Euro	NOK	Norwegian Krone

JULY 31, 2014	1

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Switzerland (concluded)
UBS AG	49	$842

		31,245,047
Taiwan — 0.3%
Hermes Microvision, Inc.	77,042	2,987,725
United Kingdom — 7.0%
Abengoa Yield PLC (a)(b)	109,700	3,968,946
AO World PLC (b)	1,025,300	3,388,176
APR Energy PLC	675,318	6,514,019
AstraZeneca PLC	180,200	13,157,614
Crest Nicholson Holdings PLC	1,922,419	11,411,634
Foxtons Group PLC	1,664,787	7,522,583
Metro Bank PLC (Acquired 1/16/14, Cost $5,768,771) (b)(c)	271,008	5,998,404
Nomad Holdings Ltd. (b)	556,597	5,782,113
Perform Group PLC (b)	1,334,898	4,789,145
Polypipe Group PLC (b)	3,094,247	12,798,881
Poundland Group PLC (b)	382,700	2,078,679
Vodafone Group PLC — ADR	40	1,329

		77,411,523
United States — 46.6%
AbbVie, Inc. (a)(d)	190,723	9,982,442
Actavis PLC (a)	51,100	10,948,686
Adobe Systems, Inc. (a)(b)	98,800	6,828,068
Altria Group, Inc. (a)	293,800	11,928,280
American Airlines Group, Inc. (a)	243,200	9,448,320
Apple, Inc. (a)	299,288	28,602,954
Aramark	230,100	6,203,496
Autodesk, Inc. (b)	142,400	7,597,040
Bank of America Corp. (a)	656,900	10,017,725
BankUnited, Inc.	452,683	14,141,817
Biogen Idec, Inc. (a)(b)	17,200	5,751,508
BioMarin Pharmaceutical, Inc. (a)(b)	113,600	7,022,752
Cabot Oil & Gas Corp. (a)(d)	119,009	3,921,347
CBS Corp., Class B (a)	144,900	8,234,667
Citigroup, Inc. (a)	167,761	8,205,191
Comcast Corp., Class A (a)(d)	285,200	15,323,796
Concho Resources, Inc. (a)(b)(d)	85,300	12,010,240
Covidien PLC (a)	151,000	13,063,010
Crown Holdings, Inc. (b)	153,700	7,154,735
Eastman Chemical Co. (a)	115,700	9,114,846
EOG Resources, Inc. (a)	83,400	9,127,296
Facebook, Inc., Class A (a)(b)	93,800	6,814,570
Flowserve Corp. (a)	89,800	6,648,792
General Motors Co. (a)(d)	213,500	7,220,570
Google, Inc., Class A (a)(b)	23,939	13,873,847
Google, Inc., Class C (a)(b)	24,239	13,855,012
The Hain Celestial Group, Inc. (a)(b)	87,541	7,484,755
The Hartford Financial Services Group, Inc. (a)	337,600	11,532,416
Hertz Global Holdings, Inc. (a)(b)	204,400	5,768,168
JPMorgan Chase & Co. (a)	433,515	25,000,810
Kennedy-Wilson Holdings, Inc.	542,400	12,692,160
Las Vegas Sands Corp. (a)	77,300	5,708,605
LendingClub Corp. (Acquired 5/8/14, Cost $625,247) (b)(c)	30,736	625,247
Lowe’s Cos., Inc. (a)	146,000	6,986,100

Common Stocks	Shares	Value
United States (concluded)
Manpowergroup, Inc.	173,600	$13,521,704
Merck & Co., Inc. (a)	274,200	15,558,108
Mondelez International, Inc., Class A (a)	363,400	13,082,400
Oasis Petroleum, Inc. (a)(b)	90,422	4,833,056
Pfizer, Inc. (a)	369,200	10,596,040
Platform Specialty Products Corp. (b)	449,622	11,110,160
Public Service Enterprise Group, Inc.	226,000	7,948,420
PVH Corp. (a)	75,000	8,263,500
Roper Industries, Inc. (a)	90,200	12,995,114
Samsonite International SA	2,561,300	7,937,283
Schlumberger Ltd. (a)(d)	107,360	11,636,750
St. Jude Medical, Inc. (a)	86,600	5,645,454
Strategic Growth Bancorp. (Acquired 3/13/14, Cost $5,461,690) (b)(c)	438,690	5,290,602
SunPower Corp. (a)(b)(d)	123,645	4,541,481
U.S. Silica Holdings, Inc. (a)	104,700	5,886,234
United Parcel Service, Class B (a)	118,800	11,534,292
United Rentals, Inc. (a)(b)	80,549	8,530,139
Varian Medical Systems, Inc. (a)(b)	84,600	6,949,890
Wisdomtree Investments, Inc. (b)	924,693	9,487,350
Yelp, Inc. (a)(b)	57,000	3,828,120

		518,015,365
Total Common Stocks — 94.4%		1,050,289,606

Investment Companies
United Kingdom — 0.5%
Kennedy Wilson Europe Real Estate PLC (b)	302,475	5,423,316

Preferred Stocks
India — 0.2%
Snapdeal.com (Acquired 5/8/14, Cost $1,871,178), 0.00% (b)(c)	266	1,856,879
United States — 2.4%
Hortonworks, Inc., Series D (Acquired 3/21/14, Cost $10,246,000), 0.00% (b)(c)	840,725	10,248,438
LendingClub Corp. (Acquired 4/16/14, Cost $2,810,154), 0.00% (b)(c)	138,142	2,810,154
New Relic, Inc. (Acquired 4/16/14, Cost $7,078,530), 0.00% (b)(c)	244,644	7,078,529
Palantir Technologies, Inc., Series I (Acquired 2/10/14, Cost $3,118,944), 0.00% (b)(c)	508,800	3,118,944
Uber Technologies, Inc., Series D (Acquired 6/10/14, Cost $3,845,800), 0.00% (b)(c)	61,977	3,845,809
Total Preferred Stocks — 2.6%		28,958,753

Warrants (e)
United Kingdom — 0.0%
Nomad Holdings Ltd., Expires 4/10/17 (b)	556,597	247,686
Total Long Term Investments (Cost — $975,576,587) — 97.5%		1,084,919,361

2	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Short-Term Securities	Shares	Value
Blackrock Liquidity Funds, TempFund, Institutional Class, 0.03% (f)(g)	48,203,774	$48,203,774
Total Short-Term Securities (Cost — $ 48,203,774) — 4.4%		48,203,774
Total Investments Before Options Written (Cost — $ 1,023,780,361) — 101.9%		1,133,123,135

Options Written	Value
(Premiums Received — $12,203,519) — (0.8)%	$(8,617,047)
Total Investments Net of Options Written — 101.1%	1,124,506,088
Liabilities in Excess of Other Assets — (1.1)%	(12,092,724)

Net Assets — 100.0%	$1,112,413,364

Notes to Schedule of Investments

*	As of July 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,038,413,333

Gross unrealized appreciation	$131,691,957
Gross unrealized depreciation	(36,982,155)

Net unrealized appreciation	$94,709,802

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Restricted securities as to resale. As of July 31, 2014 the Trust held 4.3% of its net assets, with current market value of $48,050,301 and original cost of $46,143,682, in these securities.

(d)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(e)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are sub- ject to adjustment under certain conditions until the expiration date of the warrants, if any.

(f)	Represents the current yield as of report date.

(g)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at July 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	36,387,584	11,816,190	48,203,774	$6,009
BlackRock Liquidity Series, LLC Money Market Series	—	—	—	$104,261

•	Exchange-traded options written as of July 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Apple, Inc.	Call	USD	99.00	8/01/14	323	$(808)
CBS Corp., Class B	Call	USD	62.50	8/01/14	400	(8,000)
General Motors Co.	Call	USD	39.00	8/01/14	74	(296)
The Hartford Financial Services Group, Inc.	Call	USD	37.00	8/01/14	886	(2,658)
Las Vegas Sands Corp.	Call	USD	76.00	8/01/14	71	(178)
Las Vegas Sands Corp.	Call	USD	80.00	8/01/14	86	(602)
Merck & Co., Inc.	Call	USD	58.50	8/01/14	423	(1,058)
Pfizer, Inc.	Call	USD	30.00	8/01/14	890	(1,780)
Pfizer, Inc.	Call	USD	30.50	8/01/14	103	(206)
Pfizer, Inc.	Call	USD	31.00	8/01/14	28	(28)
Apple, Inc.	Call	USD	96.00	8/04/14	166	(6,889)
JPMorgan Chase & Co.	Call	USD	58.00	8/04/14	495	(7,920)
United Rentals, Inc.	Call	USD	105.00	8/04/14	101	(17,423)
Apple, Inc.	Call	USD	98.00	8/08/14	250	(10,750)
CBS Corp., Class B	Call	USD	63.50	8/08/14	400	(10,000)
Citigroup, Inc.	Call	USD	49.50	8/08/14	579	(21,713)
EOG Resources, Inc.	Call	USD	119.00	8/08/14	137	(5,754)

JULY 31, 2014	3

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

•	Exchange-traded options written as of July 31, 2014 were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
General Motors Co.	Call	USD	38.00	8/08/14	254	$(1,270)
Google, Inc., Class A	Call	USD	600.00	8/08/14	66	(8,580)
The Hartford Financial Services Group, Inc.	Call	USD	37.00	8/08/14	886	(3,544)
JPMorgan Chase & Co.	Call	USD	57.00	8/08/14	271	(29,539)
Pfizer, Inc.	Call	USD	30.00	8/08/14	890	(3,115)
SunPower Corp.	Call	USD	42.00	8/08/14	233	(6,757)
Moncler SpA	Call	EUR	13.00	8/14/14	20	(75)
Mondelez International, Inc., Class A	Call	USD	37.75	8/16/14	623	(10,042)
AbbVie, Inc.	Call	USD	55.00	8/18/14	650	(14,625)
Abengoa Yield PLC	Call	USD	40.00	8/18/14	200	(17,000)
Actavis PLC	Call	USD	210.00	8/18/14	154	(150,920)
Adobe Systems, Inc.	Call	USD	72.50	8/18/14	274	(6,987)
Apple, Inc.	Call	USD	100.00	8/18/14	112	(4,368)
Apple, Inc.	Call	USD	98.57	8/18/14	217	(13,671)
Biogen Idec, Inc.	Call	USD	325.00	8/18/14	47	(63,450)
Citigroup, Inc.	Call	USD	50.00	8/18/14	657	(25,952)
Concho Resources, Inc.	Call	USD	145.00	8/18/14	261	(58,072)
Copa Holdings SA, Class A	Call	USD	145.00	8/18/14	210	(177,450)
Covidien PLC	Call	USD	90.00	8/18/14	830	(18,675)
Credicorp Ltd.	Call	USD	155.00	8/18/14	224	(15,680)
Eastman Chemical Co.	Call	USD	90.00	8/18/14	640	(3,200)
General Motors Co.	Call	USD	38.00	8/18/14	254	(1,016)
Google, Inc., Class A	Call	USD	600.00	8/18/14	66	(18,315)
Google, Inc., Class C	Call	USD	595.00	8/18/14	66	(14,355)
The Hain Celestial Group, Inc.	Call	USD	90.00	8/18/14	315	(11,813)
Hertz Global Holdings, Inc.	Call	USD	30.00	8/18/14	485	(16,975)
Hertz Global Holdings, Inc.	Call	USD	32.00	8/18/14	640	(6,400)
JPMorgan Chase & Co.	Call	USD	57.50	8/18/14	271	(26,016)
Las Vegas Sands Corp.	Call	USD	74.50	8/18/14	105	(12,495)
Lowe’s Cos., Inc.	Call	USD	48.00	8/18/14	405	(26,730)
MEG Energy Corp.	Call	CAD	40.00	8/18/14	445	(13,264)
Melco Crown Entertainment Ltd. — ADR	Call	USD	34.00	8/18/14	44	(4,290)
Melco Crown Entertainment Ltd. — ADR	Call	USD	34.50	8/18/14	43	(3,440)
Melco Crown Entertainment Ltd. — ADR	Call	USD	35.00	8/18/14	400	(28,000)
Melco Crown Entertainment Ltd. — ADR	Call	USD	39.00	8/18/14	265	(4,638)
Merck & Co., Inc.	Call	USD	59.00	8/18/14	660	(8,910)
Mondelez International, Inc., Class A	Call	USD	39.00	8/18/14	100	(400)
Oasis Petroleum, Inc.	Call	USD	55.00	8/18/14	500	(55,000)
PVH Corp.	Call	USD	115.00	8/18/14	410	(20,500)
Roper Industries, Inc.	Call	USD	150.00	8/18/14	304	(9,120)
Schlumberger Ltd.	Call	USD	113.00	8/18/14	86	(4,128)
Schlumberger Ltd.	Call	USD	120.00	8/18/14	100	(450)
St. Jude Medical, Inc.	Call	USD	70.00	8/18/14	375	(3,750)
Suncor Energy, Inc.	Call	CAD	46.00	8/18/14	92	(2,152)
SunPower Corp.	Call	USD	39.00	8/18/14	215	(19,028)
U.S. Silica Holdings, Inc.	Call	USD	60.00	8/18/14	276	(15,870)
United Parcel Service, Class B	Call	USD	105.00	8/18/14	659	(2,307)
United Rentals, Inc.	Call	USD	98.00	8/18/14	235	(201,997)
YPF SA — ADR	Call	USD	43.00	8/18/14	690	(31,050)
Apple, Inc.	Call	USD	99.00	8/22/14	249	(19,920)
Citigroup, Inc.	Call	USD	50.00	8/22/14	143	(7,794)

4	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

•	Exchange-traded options written as of July 31, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
EOG Resources, Inc.	Call	USD	119.00	8/22/14	184	$(15,088)
General Motors Co.	Call	USD	38.00	8/22/14	218	(1,417)
JPMorgan Chase & Co.	Call	USD	58.50	8/22/14	496	(30,752)
Las Vegas Sands Corp.	Call	USD	80.00	8/22/14	163	(2,771)
Schlumberger Ltd.	Call	USD	118.00	8/22/14	100	(1,600)
SunPower Corp.	Call	USD	42.50	8/22/14	233	(11,184)
AbbVie, Inc.	Call	USD	56.00	8/28/14	650	(18,072)
Actavis PLC	Call	USD	225.00	8/29/14	127	(55,245)
Altria Group, Inc.	Call	USD	42.50	8/29/14	815	(11,003)
Apple, Inc.	Call	USD	100.00	8/29/14	217	(18,011)
Apple, Inc.	Call	USD	101.00	8/29/14	112	(7,224)
Baidu, Inc. — ADR	Call	USD	185.00	8/29/14	94	(300,330)
Biogen Idec, Inc.	Call	USD	325.00	8/29/14	48	(77,520)
General Motors Co.	Call	USD	38.00	8/29/14	300	(2,550)
Google, Inc., Class C	Call	USD	590.00	8/29/14	35	(21,525)
Google, Inc., Class C	Call	USD	592.50	8/29/14	32	(17,440)
Merck & Co., Inc.	Call	USD	59.00	8/29/14	424	(13,780)
United Rentals, Inc.	Call	USD	111.00	8/29/14	110	(16,775)
Altria Group, Inc.	Call	USD	42.50	9/05/14	815	(14,263)
American Airlines Group, Inc.	Call	USD	41.50	9/05/14	592	(57,128)
Bank of America Corp.	Call	USD	16.00	9/05/14	1,810	(26,245)
Comcast Corp., Class A	Call	USD	54.50	9/05/14	789	(65,882)
EOG Resources, Inc.	Call	USD	116.00	9/05/14	137	(24,797)
Facebook, Inc., Class A	Call	USD	78.00	9/05/14	259	(29,785)
JPMorgan Chase & Co.	Call	USD	59.50	9/05/14	850	(46,325)
Schlumberger Ltd.	Call	USD	111.00	9/05/14	304	(50,464)
Comcast Corp., Class A	Call	USD	55.00	9/12/14	788	(59,100)
Facebook, Inc., Class A	Call	USD	76.00	9/12/14	250	(49,125)
Banca Generali SpA	Call	EUR	22.00	9/19/14	530	(17,876)
Adobe Systems, Inc.	Call	USD	72.40	9/22/14	274	(39,718)
American Airlines Group, Inc.	Call	USD	42.00	9/22/14	592	(65,120)
Baidu, Inc. — ADR	Call	USD	220.00	9/22/14	160	(133,600)
Bank of America Corp.	Call	USD	16.00	9/22/14	1,810	(38,915)
BioMarin Pharmaceutical, Inc.	Call	USD	70.00	9/22/14	320	(39,200)
Concho Resources, Inc.	Call	USD	150.00	9/22/14	209	(62,700)
Copa Holdings SA, Class A	Call	USD	153.00	9/22/14	107	(51,075)
MEG Energy Corp.	Call	CAD	38.00	9/22/14	225	(38,176)
Melco Crown Entertainment Ltd. — ADR	Call	USD	35.00	9/22/14	43	(5,590)
Roper Industries, Inc.	Call	USD	145.00	9/22/14	192	(53,280)
Suncor Energy, Inc.	Call	CAD	46.00	9/22/14	90	(5,613)
U.S. Silica Holdings, Inc.	Call	USD	65.00	9/22/14	300	(18,000)
Varian Medical Systems, Inc.	Call	USD	84.00	9/22/14	470	(74,052)
Yelp, Inc.	Call	USD	80.00	9/22/14	310	(46,500)
Flowserve Corp.	Call	USD	76.25	10/01/14	174	(30,972)
Total						$(3,084,946)

•	Over-the-counter options written as of July 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Autodesk, Inc.	Morgan Stanley & Co. International PLC	Call	USD	54.58	8/01/14	39,500	$(3,165)
Kennedy-Wilson Holdings, Inc.	Goldman Sachs International	Call	USD	23.98	8/01/14	35,000	(63)

JULY 31, 2014	5

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

•	Over-the-counter options written as of July 31, 2014 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
BankUnited, Inc.	Deutsche Bank AG	Call	USD	32.91	8/04/14	65,900	$(3)
Crown Holdings, Inc.	Deutsche Bank AG	Call	USD	48.65	8/04/14	41,300	(40)
AIA Group Ltd.	Deutsche Bank AG	Call	HKD	39.54	8/05/14	476,000	(122,897)
Aramark	Credit Suisse International	Call	USD	26.56	8/05/14	32,600	(22,655)
Bayer AG	Goldman Sachs International	Call	EUR	106.51	8/05/14	34,500	(17)
Beijing Enterprises Water Group Ltd.	Bank of America N.A.	Call	HKD	5.06	8/05/14	1,400,000	(15,494)
Henkel AG & Co. KGaA	Deutsche Bank AG	Call	EUR	86.38	8/05/14	24,000	(1,383)
Hyundai Development Co. — Engineering & Construction	Goldman Sachs International	Call	KRW	31,621.25	8/05/14	26,500	(182,804)
Kenedix Office Investment Corp. — REIT	Goldman Sachs International	Call	JPY	560,341.25	8/05/14	90	(5,328)
Mitsubishi Estate Co. Ltd.	Goldman Sachs International	Call	JPY	2,537.50	8/05/14	99,000	(23,419)
Nabtesco Corp.	Morgan Stanley & Co. International PLC	Call	JPY	2,286.42	8/05/14	101,500	(52,099)
NAVER Corp	Bank of America N.A.	Call	KRW	795,600.00	8/05/14	2,600	(2,489)
NH Hotel Group SA	Bank of America N.A.	Call	EUR	4.74	8/05/14	133,000	(2)
Nordea Bank AB	Morgan Stanley & Co. International PLC	Call	SEK	100.39	8/05/14	117,000	—
Public Service EnterpriseGroup, Inc.	UBS AG	Call	USD	38.26	8/05/14	61,000	(1)
Roche Holding AG	UBS AG	Call	CHF	266.14	8/05/14	21,500	(22,123)
Samsonite International SA	Deutsche Bank AG	Call	HKD	24.87	8/05/14	149,100	(751)
Samsonite International SA	UBS AG	Call	HKD	26.11	8/05/14	300,000	(25)
Societe Generale SA	Morgan Stanley & Co. International PLC	Call	EUR	39.63	8/05/14	92,000	(9,466)
Svenska Cellulosa AB SCA, Class B	UBS AG	Call	SEK	178.90	8/05/14	67,600	(120)
Daimler AG	Deutsche Bank AG	Call	EUR	69.97	8/06/14	41,000	(15)
Telefonica Deutschland Holding AG	Deutsche Bank AG	Call	EUR	5.96	8/06/14	64,900	(4,432)
Enbridge, Inc.	Deutsche Bank AG	Call	CAD	51.27	8/07/14	33,700	(67,834)
Kennedy-Wilson Holdings, Inc.	Deutsche Bank AG	Call	USD	26.40	8/07/14	67,200	(1)
SMC Corp.	BNP Paribas S.A.	Call	JPY	27,805.09	8/07/14	6,200	(49,196)
Vivendi SA	Deutsche Bank AG	Call	EUR	18.51	8/08/14	139,000	(64,693)
Kenedix Office Investment Corp. — REIT	Goldman Sachs International	Call	JPY	531,260.00	8/11/14	20	(5,591)
Kennedy-Wilson Holdings, Inc.	Morgan Stanley & Co. International PLC	Call	USD	24.67	8/11/14	35,000	(1,279)
Lowe’s Cos., Inc.	Morgan Stanley & Co. International PLC	Call	USD	48.66	8/11/14	40,500	(11,238)
Samsonite International SA	Goldman Sachs International	Call	HKD	25.44	8/11/14	135,600	(710)
Suncor Energy, Inc.	Morgan Stanley & Co. International PLC	Call	CAD	46.75	8/11/14	42,000	(2,409)
Anheuser-Busch InBev NV	Goldman Sachs International	Call	EUR	83.46	8/12/14	53,000	(20,101)
BankUnited, Inc.	Credit Suisse International	Call	USD	34.15	8/12/14	66,800	(6)
MEG Energy Corp.	Morgan Stanley & Co. International PLC	Call	CAD	39.00	8/12/14	68,200	(37,138)
NH Hotel Group SA	Morgan Stanley & Co. International PLC	Call	EUR	4.57	8/12/14	120,000	(1,398)
St. Jude Medical, Inc.	Morgan Stanley & Co. International PLC	Call	USD	67.55	8/12/14	10,200	(2,368)
Crest Nicholson Holdings PLC	Morgan Stanley & Co. International PLC	Call	GBP	3.51	8/13/14	36,000	(4,510)
Naspers Ltd., N Shares	UBS AG	Call	ZAR	1,354.60	8/13/14	35,400	(77,806)
AstraZeneca PLC	Deutsche Bank AG	Call	GBP	43.97	8/14/14	79,000	(36,039)
Autodesk, Inc.	Morgan Stanley & Co. International PLC	Call	USD	54.58	8/14/14	39,500	(46,053)
Mitsubishi Estate Co. Ltd.	Goldman Sachs International	Call	JPY	2,553.74	8/14/14	47,000	(17,154)
Schneider Electric SE	Bank of America N.A.	Call	EUR	67.64	8/14/14	15,900	(2,345)
Svenska Cellulosa AB SCA, Class B	Goldman Sachs International	Call	SEK	187.57	8/14/14	71,000	(28)
AIA Group Ltd.	Deutsche Bank AG	Call	HKD	40.15	8/20/14	476,000	(95,533)
Kenedix Office Investment Corp. — REIT	Goldman Sachs International	Call	JPY	531,260.00	8/20/14	20	(6,004)

6	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

•	Over-the-counter options written as of July 31, 2014 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Royal Dutch Shell PLC — ADR	Credit Suisse International	Call	USD	82.81	8/20/14	31,700	$(16,126)
Samsonite International SA	Deutsche Bank AG	Call	HKD	24.87	8/20/14	149,100	(3,950)
Cemex SAB de CV — ADR	Deutsche Bank AG	Call	USD	13.37	8/21/14	122,700	(5,966)
Kennedy-Wilson Holdings, Inc.	Deutsche Bank AG	Call	USD	25.28	8/21/14	35,000	(1,918)
Telefonica Deutschland Holding AG	Morgan Stanley & Co. International PLC	Call	EUR	6.27	8/21/14	62,100	(2,785)
Vivendi SA	Deutsche Bank AG	Call	EUR	18.53	8/21/14	139,500	(83,976)
Mondelez International, Inc., Class A	UBS AG	Call	USD	37.73	8/22/14	127,500	(31,537)
Aramark	UBS AG	Call	USD	27.12	8/25/14	38,400	(42,266)
Public Service Enterprise Group, Inc.	UBS AG	Call	USD	39.27	8/25/14	63,400	(21,801)
Beijing Enterprises Water Group Ltd.	Citibank N.A.	Call	HKD	5.21	8/26/14	1,400,000	(24,660)
Crown Holdings, Inc.	Morgan Stanley & Co. International PLC	Call	USD	51.69	8/26/14	43,300	(228)
Nabtesco Corp.	UBS AG	Call	JPY	2,317.50	8/26/14	66,000	(43,119)
Ping An Insurance Group Co. of China Ltd., Class H	Deutsche Bank AG	Call	HKD	60.48	8/26/14	165,000	(120,802)
Samsonite International SA	Goldman Sachs International	Call	HKD	25.78	8/26/14	136,000	(1,703)
Statoil ASA	Deutsche Bank AG	Call	NOK	190.82	8/26/14	17,000	(1,105)
Aramark	Deutsche Bank AG	Call	USD	26.28	8/27/14	38,500	(60,627)
Hyundai Development Co. — Engineering & Construction	Goldman Sachs International	Call	KRW	31,621.25	8/27/14	26,500	(184,982)
Kenedix Office Investment Corp. — REIT	Morgan Stanley & Co. International PLC	Call	JPY	517,561.66	8/27/14	120	(50,690)
Kenedix Office Investment Corp. — REIT	Morgan Stanley & Co. International PLC	Call	JPY	525,200.00	8/27/14	65	(25,092)
Samsonite International SA	Goldman Sachs International	Call	HKD	25.44	8/27/14	135,600	(2,554)
Cabot Oil & Gas Corp.	Credit Suisse International	Call	USD	33.86	8/28/14	68,700	(46,071)
Suncor Energy, Inc.	Goldman Sachs International	Call	CAD	45.55	8/28/14	42,000	(22,987)
Kennedy-Wilson Holdings, Inc.	JPMorgan Chase Bank N.A.	Call	USD	26.32	9/02/14	48,600	(1,730)
Anheuser-Busch InBev NV	Goldman Sachs International	Call	EUR	84.71	9/03/14	31,000	(19,742)
Novartis AG	UBS AG	Call	CHF	80.93	9/03/14	35,000	(25,540)
Ping An Insurance Group Co. of China Ltd., Class H	Deutsche Bank AG	Call	HKD	60.78	9/03/14	165,000	(118,616)
Royal Dutch Shell PLC — ADR	Credit Suisse International	Call	USD	83.22	9/03/14	31,700	(16,844)
Statoil ASA	Deutsche Bank AG	Call	NOK	191.66	9/03/14	34,500	(3,084)
Actelion Ltd.	Deutsche Bank AG	Call	CHF	112.99	9/04/14	25,000	(63,678)
AIA Group Ltd.	UBS AG	Call	HKD	41.46	9/04/14	515,000	(69,114)
AstraZeneca PLC	Goldman Sachs International	Call	GBP	44.72	9/04/14	20,000	(26,612)
Beijing Enterprises Water Group Ltd.	Citibank N.A.	Call	HKD	5.36	9/04/14	1,400,000	(22,120)
Daimler AG	Morgan Stanley & Co. International PLC	Call	EUR	69.17	9/04/14	17,000	(1,589)
Foxtons Group PLC	UBS AG	Call	GBP	3.07	9/04/14	30,000	(1,422)
Hyundai Development Co. — Engineering & Construction	Goldman Sachs International	Call	KRW	35,856.55	9/04/14	53,300	(187,740)
Manpowergroup, Inc.	Morgan Stanley & Co. International PLC	Call	USD	80.75	9/04/14	47,500	(54,532)
Nabtesco Corp.	Société Générale	Call	JPY	2,256.76	9/04/14	35,000	(37,973)
Naspers Ltd., N Shares	Morgan Stanley & Co. International PLC	Call	ZAR	1,353.65	9/04/14	28,000	(126,603)
NH Hotel Group SA	Goldman Sachs International	Call	EUR	4.50	9/04/14	50,000	(3,183)
Nordea Bank AB	Goldman Sachs International	Call	SEK	96.03	9/04/14	165,000	(14,853)
Novo Nordisk A/S, Class B	Goldman Sachs International	Call	DKK	251.39	9/04/14	62,200	(104,308)
Sacyr SA	Goldman Sachs International	Call	EUR	4.48	9/04/14	275,000	(54,090)
Schneider Electric SE	Goldman Sachs International	Call	EUR	67.85	9/04/14	54,000	(29,231)

JULY 31, 2014	7

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

•	Over-the-counter options written as of July 31, 2014 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Societe Generale SA	Goldman Sachs International	Call	EUR	38.92	9/04/14	33,000	$(35,466)
Telefonica Deutschland Holding AG	Morgan Stanley & Co. International PLC	Call	EUR	6.27	9/04/14	62,100	(1,407)
Tokyo Tatemono Co. Ltd.	UBS AG	Call	JPY	897.60	9/04/14	125,000	(24,510)
Unibail-Rodamco SE — REIT	Deutsche Bank AG	Call	EUR	205.75	9/04/14	16,800	(32,883)
Sacyr SA	Goldman Sachs International	Call	EUR	4.51	9/05/14	320,000	(59,751)
Samsung Electronics Co. Ltd.	UBS AG	Call	KRW 1,391,237.48		9/05/14	1,600	(30,753)
Svenska Cellulosa AB SCA, Class B	UBS AG	Call	SEK	177.15	9/05/14	80,000	(13,013)
Actelion Ltd.	Deutsche Bank AG	Call	CHF	114.09	9/09/14	10,000	(24,309)
BankUnited, Inc.	Deutsche Bank AG	Call	USD	33.74	9/09/14	46,200	(1,972)
Crest Nicholson Holdings PLC	Morgan Stanley & Co. International PLC	Call	GBP	3.52	9/09/14	50,000	(10,695)
Enbridge, Inc.	Citibank N.A.	Call	CAD	55.25	9/09/14	33,700	(8,013)
Flowserve Corp.	UBS AG	Call	USD	74.19	9/09/14	32,000	(62,425)
Foxtons Group PLC	Bank of America N.A.	Call	GBP	2.74	9/09/14	25,000	(5,131)
MEG Energy Corp.	Morgan Stanley & Co. International PLC	Call	CAD	38.76	9/09/14	14,930	(17,268)
Nordea Bank AB	Goldman Sachs International	Call	SEK	96.03	9/09/14	165,000	(18,343)
Royal Dutch Shell PLC — ADR	Credit Suisse International	Call	USD	83.22	9/09/14	31,700	(19,385)
Aramark	Deutsche Bank AG	Call	USD	27.60	9/10/14	58,900	(49,789)
Beijing Enterprises Water Group Ltd.	Goldman Sachs International	Call	HKD	5.24	9/10/14	700,000	(16,290)
Kenedix Office Investment Corp. — REIT	Morgan Stanley & Co. International PLC	Call	JPY	530,950.00	9/10/14	120	(40,576)
Mitsubishi Estate Co. Ltd.	Bank of America N.A.	Call	JPY	2,612.87	9/10/14	99,000	(38,806)
NH Hotel Group SA	Morgan Stanley & Co. International PLC	Call	EUR	4.26	9/10/14	80,000	(13,361)
Novartis AG	UBS AG	Call	CHF	81.10	9/10/14	43,200	(34,406)
Statoil ASA	Deutsche Bank AG	Call	NOK	192.70	9/10/14	17,000	(1,799)
Tokyo Tatemono Co. Ltd.	Bank of America N.A.	Call	JPY	894.22	9/10/14	278,000	(62,738)
Kenedix Office Investment Corp. — REIT	Morgan Stanley & Co. International PLC	Call	JPY	527,885.59	9/11/14	65	(23,832)
Kennedy-Wilson Holdings, Inc.	Deutsche Bank AG	Call	USD	26.58	9/11/14	48,600	(2,277)
Manpowergroup, Inc.	Morgan Stanley & Co. International PLC	Call	USD	81.55	9/11/14	47,500	(52,986)
Samsonite International SA	Deutsche Bank AG	Call	HKD	25.17	9/11/14	66,000	(2,675)
Samsung Electronics Co. Ltd.	Citibank N.A.	Call	KRW 1,424,657.46		9/11/14	1,700	(22,883)
Telefonica Deutschland Holding AG	Deutsche Bank AG	Call	EUR	6.19	9/12/14	62,000	(3,136)
The Hain Celestial Group, Inc.	Citibank N.A.	Call	USD	91.36	9/15/14	32,900	(32,046)
Samsonite International SA	Deutsche Bank AG	Call	HKD	25.17	9/16/14	66,000	(3,026)
Kenedix Office Investment Corp. — REIT	Morgan Stanley & Co. International PLC	Call	JPY	568,400.00	9/17/14	30	(4,582)
Henkel AG & Co. KGaA	Morgan Stanley & Co. International PLC	Call	EUR	86.06	9/18/14	30,000	(34,734)
Kennedy-Wilson Holdings, Inc.	Morgan Stanley & Co. International PLC	Call	USD	26.31	9/18/14	32,100	(2,739)
NH Hotel Group SA	Goldman Sachs International	Call	EUR	4.31	9/18/14	50,000	(8,540)
Nordea Bank AB	Goldman Sachs International	Call	SEK	97.06	9/18/14	115,000	(10,935)
Telefonica Deutschland Holding AG	Deutsche Bank AG	Call	EUR	6.13	9/18/14	65,000	(4,634)
Beijing Enterprises Water Group Ltd.	Goldman Sachs International	Call	HKD	5.24	9/24/14	700,000	(18,953)
Kenedix Office Investment Corp. — REIT	Morgan Stanley & Co. International PLC	Call	JPY	558,530.00	9/24/14	15	(3,060)
NAVER Corp	Morgan Stanley & Co. International PLC	Call	KRW	759,690.00	9/24/14	1,590	(56,962)
Samsonite International SA	BNP Paribas S.A.	Call	HKD	25.65	9/24/14	141,000	(5,231)
SMC Corp.	UBS AG	Call	JPY	28,370.90	9/24/14	6,200	(75,216)
SoftBank Corp.	Bank of America N.A.	Call	JPY	7,707.12	9/24/14	80,000	(138,961)
BankUnited, Inc.	Morgan Stanley & Co. International PLC	Call	USD	32.19	9/25/14	70,000	(35,304)

8	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

•	Over-the-counter options written as of July 31, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Cemex SAB de CV — ADR	Deutsche Bank AG	Call	USD	13.27	9/25/14	126,800	$(24,669)
Telefonica Deutschland Holding AG	Deutsche Bank AG	Call	EUR	6.19	9/25/14	62,000	(3,953)
NH Hotel Group SA	Goldman Sachs International	Call	EUR	4.12	9/30/14	100,000	(31,856)
Daimler AG	Morgan Stanley & Co. International PLC	Call	EUR	64.03	10/02/14	21,600	(35,654)
Mitsubishi UFJ Financial Group, Inc.	Bank of America N.A.	Call	JPY	622.76	10/07/14	806,500	(91,557)
Samsonite International SA	BNP Paribas S.A.	Call	HKD	25.65	10/07/14	141,000	(6,635)
Novo Nordisk A/S, Class B	Morgan Stanley & Co. International PLC	Call	DKK	260.28	10/08/14	59,800	(80,813)
Mitsubishi UFJ Financial Group, Inc.	Bank of America N.A.	Call	JPY	622.76	10/15/14	806,500	(100,651)
Charles River Laboratories International, Inc.	UBS AG	Put	USD	55.17	8/25/14	150,500	(279,938)
The Hain Celestial Group, Inc.	UBS AG	Put	USD	91.75	8/25/14	29,600	(200,530)
Schneider Electric SE	Bank of America N.A.	Put	EUR	69.46	8/26/14	66,900	(563,991)
Aramark	Citibank N.A.	Put	USD	28.15	8/28/14	76,100	(150,279)
Total							$(5,532,101)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities or the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$4,418,962	—	—	$4,418,962
Belgium	—	$16,574,006	—	16,574,006
Canada	23,971,551	—	—	23,971,551
China	10,003,115	11,781,290	—	21,784,405
Denmark	—	13,638,130	—	13,638,130
France	—	34,837,769	—	34,837,769
Germany	—	36,561,559	—	36,561,559
Greece	—	8,229,701	—	8,229,701
Hong Kong	4,807,360	14,323,010	—	19,130,370

JULY 31, 2014	9

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

	Level 1	Level 2	Level 3	Total
Assets: (concluded)
Investments: (concluded)
Long-Term Investments: (concluded)
Common Stocks: (concluded)
Hong Kong	$4,807,360	$14,323,010	—	$19,130,370
India	4,271,847	9,516,274	—	13,788,121
Indonesia	—	11,197,285	—	11,197,285
Ireland	16,108,174	—	—	16,108,174
Italy	—	11,494,389	—	11,494,389
Japan	—	63,919,174	—	63,919,174
Mexico	5,697,116	—	—	5,697,116
Netherlands	14,164,773	—	—	14,164,773
New Zealand	—	7,177,295	—	7,177,295
Norway	—	3,591,824	—	3,591,824
Panama	8,778,086	—	—	8,778,086
Peru	6,020,344	—	—	6,020,344
South Africa	—	14,253,050	—	14,253,050
South Korea	7,278,017	13,283,975	—	20,561,992
Spain	—	21,122,113	—	21,122,113
Sweden	—	23,609,757	—	23,609,757
Switzerland	—	31,245,047	—	31,245,047
Taiwan	—	2,987,725	—	2,987,725
United Kingdom	32,969,935	38,443,184	$5,998,404	77,411,523
United States	504,162,233	7,937,283	5,915,849	518,015,365
Investment Companies	5,423,316	—	—	5,423,316
Preferred Stocks	—	—	28,958,753	28,958,753
Warrants	247,686	—	—	247,686
Short-Term Securities	48,203,774	—	—	48,203,774
Total	$696,526,289	$395,723,840	$40,873,006	$1,133,123,135

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(2,641,060)	$(5,975,987)	—	$(8,617,047)

[1]	Derivative financial instruments are options written, which are shown at value.

The carrying amount for certain of the Trust’s assets approximates fair value for financial reporting purposes. As of July 31, 2014, such assets are categorized within the disclo- sure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$495,657	—	—	$495,657
Foreign currency at value	179,696	—	—	179,696
Total	$675,353	—	—	$675,353

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Trust values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of October 31, 2013 the Trust did not utilize the external pricing service model adjustments as significant market movements did not occur. As of July 31, 2014, securities with a value of $53,637,180 were systematically fair valued due to significant market movements. Therefore, these securities were transferred from Level 1 to Level 2 during the period October 31, 2013 to July 31, 2014.

10	JULY 31, 2014

Schedule of Investments (concluded)	BlackRock Global Opportunities Equity Trust (BOE)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of October 31, 2013	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation	$58,545	$(11,853)	$46,692
Purchases	14,665,862	26,160,452	40,826,314
Sales	—	—	—
Closing Balance, as of July 31, 2014	$14,724,407	$26,148,599	$40,873,006
Net change in unrealized appreciation/depreciation on investments still held at July 31, 2014	$46,692	—	$46,692

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of July 31, 2014. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $8,821,632. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$5,998,404	Market Comparable Companies	Tangible Book Value Multiple[1]	1.60x
	625,247	Market Comparable Companies	Enterprise Value Multiple[1]	17.50x - 18.0x
	5,290,602	Market Comparable Companies	Tangible Book Value Multiple[1]	1.10x - 1.20x
			P/E Multiple[1]	8.0x - 9.0x
Preferred Stocks	10,248,438	Market Comparable Companies	2016P Revenue Multiple[1]	5.50x
	2,810,154	Market Comparable Companies	Enterprise Value Multiple[1]	17.50x - 18.0x
	7,078,529	Market Comparable Companies	2016P Revenue Multiple[1]	6.50x - 7.50x
Total	$32,051,374

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

JULY 31, 2014	11

Item 2 –	Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Opportunities Equity Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Opportunities Equity Trust

Date: September 25, 2014

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